Long-term debt and interest and other costs - Estimated Fair Value of Eurobonds (Detail) - Eurobonds - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal amount	€ 4,500.0	€ 4,500.0
Carrying amount	4,235.8	4,542.4
Long-term debt	4,072.8	4,673.9
Amortized Costs Eurobonds
Debt Instrument [Line Items]
Carrying amount	4,479.0	4,478.5
Fair Value Adjustment Interest Rate Swaps
Debt Instrument [Line Items]
Carrying amount	€ (243.2)	€ 63.9